UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-04873

                                     The GAMCO Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The GAMCO Growth Fund First Quarter Report — March 31, 2018

Howard F. Ward, CFA Portfolio Manager	Christopher D. Ward, CFA Research Analyst

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) per Class I Share of The GAMCO Growth Fund increased 3.3% compared with a decrease of 0.8% for the Standard & Poor’s (“S&P”) 500 Index and the increase of 1.4% Russell 1000 Growth Index. Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a) (Unaudited)						Since Inception (4/10/87)

	Quarter	1 Year	3 Year	5 Year	10 Year
Class I (GGCIX)	3.32%	22.80%	12.29%	14.57%	9.01%	10.36%
S&P 500 Index	(0.76)	13.99	10.78	13.31	9.49	9.80	(b)
Russell 1000 Growth Index	1.42	21.25	12.90	15.53	11.34	9.55	(b)
Class AAA (GABGX)	3.26	22.51	12.00	14.29	8.74	10.27
Class A (GGCAX)	3.24	22.48	12.00	14.29	8.74	10.28
With sales charge (c)	(2.69)	15.44	9.81	12.94	8.10	10.07
Class C (GGCCX)	3.08	21.58	11.17	13.43	7.93	9.89
With contingent deferred sales charge (d)	2.08	20.58	11.17	13.43	7.93	9.89
Class T (GGGTX)	3.26	22.49	12.00	14.28	8.74	10.27
With sales charge (e)	0.68	19.43	11.06	13.71	8.47	10.16

In the current prospectuses dated April 30, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.41%, 1.41%, 2.16%, 1.16%, and 1.41%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	S&P 500 Index and Russell 1000 Growth Index since inception performance results are as of March 31, 1987.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The GAMCO Growth Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.6%
	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 25.2%
105,800	Adobe Systems Inc.†	$22,861,264
17,100	Alphabet Inc., Cl. A†	17,735,094
18,445	Alphabet Inc., Cl. C†	19,031,366
48,000	Autodesk Inc.†	6,027,840
78,500	Cognizant Technology Solutions Corp., Cl. A	6,319,250
195,100	Facebook Inc., Cl. A†	31,175,029
418,000	Microsoft Corp	38,150,860
59,800	Palo Alto Networks Inc.†	10,854,896
30,300	salesforce.com Inc.†	3,523,890

		155,679,489

	HEALTH CARE — 19.8%
112,400	Abbott Laboratories	6,735,008
69,200	AbbVie Inc.	6,549,780
12,800	Align Technology Inc.†	3,214,464
42,900	Becton, Dickinson and Co.	9,296,430
56,300	Bristol-Myers Squibb Co.	3,560,975
47,000	Danaher Corp.	4,601,770
71,000	Edwards Lifesciences Corp.†	9,905,920
42,900	Humana Inc.	11,532,807
26,300	Illumina Inc.†	6,217,846
7,600	Intuitive Surgical Inc.†	3,137,508
21,600	Johnson & Johnson	2,768,040
27,900	Stryker Corp.	4,489,668
29,800	Thermo Fisher Scientific Inc.	6,152,508
112,600	UnitedHealth Group Inc.	24,096,400
239,500	Zoetis Inc.	20,000,645

		122,259,769

	FINANCIAL SERVICES — 17.1%
48,500	American Tower Corp., REIT	7,048,990
7,000	BlackRock Inc.	3,792,040
12,000	Broadridge Financial Solutions Inc.	1,316,280
79,200	Crown Castle International Corp., REIT	8,681,112
100,800	First Republic Bank	9,335,088
125,400	Fiserv Inc.†	8,942,274
154,400	Mastercard Inc., Cl. A	27,044,704
124,000	PayPal Holdings Inc.†	9,407,880
32,600	S&P Global Inc.	6,228,556
13,900	SBA Communications Corp., REIT†	2,375,788
21,000	Square Inc., Cl. A†	1,033,200
68,000	The Blackstone Group LP	2,172,600
51,000	The Charles Schwab Corp.	2,663,220
130,900	Visa Inc., Cl. A	15,658,258

		105,699,990

	CONSUMER DISCRETIONARY - OTHER — 15.1%
25,000	Amazon.com Inc.†	36,183,500
2,700	Booking Holdings Inc.†	5,617,053
27,800	Costco Wholesale Corp.	5,238,354

Shares		Market Value
73,600	NIKE Inc., Cl. B	$4,889,984
323,200	Starbucks Corp.	18,710,048
91,900	The Home Depot Inc.	16,380,256
22,100	Netflix Inc.†	6,527,235

		93,546,430

	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS, AND COMPONENTS — 9.3%
221,600	Apple Inc.	37,180,048
45,200	Applied Materials Inc.	2,513,572
18,100	Broadcom Ltd.	4,265,265
34,500	Cognex Corp.	1,793,655
27,600	NVIDIA Corp.	6,391,884
47,700	Texas Instruments Inc.	4,955,553

		57,099,977

	PRODUCER DURABLES — 5.7%
30,500	3M Co.	6,695,360
37,000	Accenture plc, Cl. A	5,679,500
37,000	Honeywell International Inc.	5,346,870
14,600	Parker-Hannifin Corp.	2,497,038
17,400	Rockwell Automation Inc.	3,031,080
13,200	Roper Technologies Inc.	3,705,108
25,900	The Boeing Co.	8,492,092

		35,447,048

	CONSUMER DISCRETIONARY - MEDIA — 3.9%
17,500	Charter Communications Inc., Cl. A†	5,446,350
282,000	Comcast Corp., Cl. A	9,635,940
89,700	The Walt Disney Co.	9,009,468

		24,091,758

	CONSUMER STAPLES — 2.0%
115,100	PepsiCo Inc.	12,563,165

	MATERIALS AND PROCESSING — 1.5%
23,700	The Sherwin-Williams Co.	9,293,244

	TOTAL COMMON STOCKS	615,680,870

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$ 2,321,000	U.S. Treasury Bills, 1.631% to 1.687%††, 05/31/18 to 06/21/18	2,314,566

	TOTAL INVESTMENTS — 100.0% (Cost $380,922,096)	$617,995,436

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

The GAMCO Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, nless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The GAMCO Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

Valuation Inputs*	Investments in Securities (Market Value)

Level 1 - Quoted Prices	$615,680,870
Level 2 - Other Significant Observable Inputs	2,314,566

Total	$617,995,436

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of Common Stocks and Real Estate Investment Trusts. Level 2 consists of U.S. Government Obligations.

There were no Level 3 investments held at March 31, 2018 or December 31, 2017.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The GAMCO Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, joined the GAMCO Growth Team in 2015 as Vice President and Research Analyst. Prior to joining GAMCO, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy for The Apollo Group. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in economics.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthony Torna

Former Investment Counselor,

Maxim Group LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manger

Solutions Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q118QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/24/18

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	5/24/18

* Print the name and title of each signing officer under his or her signature.